Income taxes - Reconciliation of statutory tax rate to effective tax rate (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Income/(loss) before tax	$ 9,292	$ 18,874	$ 13,420
Calculated income tax at statutory rate	(2,284)	(5,197)	(3,827)
Calculated Norwegian Petroleum tax	(5,499)	(8,189)	(5,945)
Tax effect uplift	632	736	784
Tax effect of permanent differences regarding divestments	380	400	(85)
Tax effect of permanent differences caused by functional currency different from tax currency	8	116	(229)
Tax effect of other permanent differences	395	337	291
Tax effect of dispute with Angolan Ministry of Finance	0	0	496
Recognition of previously unrecognised deferred tax assets	0	923	0
Change in unrecognised deferred tax assets	(974)	72	(169)
Change in tax regulations	(6)	(28)	(14)
Prior period adjustments	47	(148)	(224)
Other items including currency effects	(139)	(357)	100
Income tax expense	$ (7,441)	$ (11,335)	$ (8,822)
Effective tax rate	80.10%	60.10%	65.70%
Statutory tax rate	24.60%	27.50%	28.50%
Unrecognised uplift credits	$ 1,678	$ 1,780
Uplift rate, for investments subject to transitional rules	7.50%
Uplift rate	5.20%	5.30%	5.40%	5.50%
Norway [member]
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Statutory tax rate	22.00%	23.00%	24.00%
Petroleum tax rate	56.00%	55.00%	54.00%
Development and Production International [Member]
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Recognition of previously unrecognised deferred tax assets		$ 923